Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.1%)
Cable One, Inc.	11,842	17,340
CarGurus, Inc. *	317,340	13,474
Roku, Inc. *	52,067	6,522

Total		37,336

Consumer Discretionary (10.2%)
Arrival SA *	694,171	2,589
CarMax, Inc. *	116,867	11,275
Carter’s, Inc.	135,291	12,445
Chewy, Inc. *	209,643	8,549
Choice Hotels International, Inc.	136,073	19,290
Etsy, Inc. *	107,519	13,363
Hyatt Hotels Corp. - Class A *	79,762	7,613
NVR, Inc. *	4,567	20,402
Under Armour, Inc. - Class C *	649,144	10,101
Vizio Holding Corp. *	396,619	3,526
YETI Holdings, Inc. *	261,688	15,696

Total		124,849

Consumer Staples (1.1%)
Lamb Weston Holdings, Inc.	222,509	13,331

Total		13,331

Energy (1.8%)
Coterra Energy, Inc.	202,559	5,463
Marathon Oil Corp.	193,714	4,864
Targa Resources Corp.	154,702	11,676

Total		22,003

Financials (12.9%)
Credit Acceptance Corp. *	42,319	23,291
Cullen / Frost Bankers, Inc.	86,767	12,009
Erie Indemnity Co.	7,964	1,403
Fidelity National Financial, Inc.	210,976	10,304
First Citizens BancShares, Inc. - Class A	20,188	13,437
First Republic Bank	87,439	14,174
Globe Life, Inc.	98,866	9,946
Hamilton Lane, Inc.	75,409	5,828
M&T Bank Corp.	94,427	16,005
Markel Corp. *	14,901	21,983
Prosperity Bancshares, Inc.	151,900	10,539
W.R. Berkley Corp.	143,064	9,527

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	8,425	9,573

Total		158,019

Health Care (18.0%)
Alnylam Pharmaceuticals, Inc.*	35,051	5,724
Apellis Pharmaceuticals, Inc. *	321,661	16,344
Bio-Techne Corp.	11,422	4,946
Exact Sciences Corp. *	168,049	11,750
ICON PLC *	60,534	14,723
Inari Medical, Inc. *	124,316	11,268
Insulet Corp. *	21,003	5,595
Integra LifeSciences Holdings Corp. *	261,475	16,802
Iovance Biotherapeutics, Inc. *	691,453	11,513
Jazz Pharmaceuticals PLC *	157,251	24,479
Molina Healthcare, Inc. *	28,655	9,559
NeoGenomics, Inc. *	104,629	1,271
Nevro Corp. *	71,620	5,180
PTC Therapeutics, Inc. *	292,905	10,928
Reata Pharmaceuticals, Inc. *	173,287	5,677
Sage Therapeutics, Inc. *	287,857	9,528
Syneos Health, Inc. *	134,581	10,894
Teleflex, Inc.	47,981	17,025
Ultragenyx Pharmaceutical, Inc. *	156,795	11,387
United Therapeutics Corp. *	83,718	15,020

Total		219,613

Industrials (17.1%)
AMERCO	22,506	13,435
Axon Enterprise, Inc. *	89,401	12,313
Builders FirstSource, Inc. *	133,375	8,608
Dun & Bradstreet Holdings, Inc. *	711,684	12,469
Expeditors International of Washington, Inc.	5,878	607

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
GFL Environmental, Inc.	311,473	10,135
Graco, Inc.	96,816	6,750
IDEX Corp.	95,485	18,307
Ingersoll-Rand, Inc.	451,896	22,753
J.B. Hunt Transport Services, Inc.	63,581	12,767
Knight-Swift Transportation Holdings, Inc.	216,727	10,936
Lennox International, Inc.	59,122	15,245
Lincoln Electric Holdings, Inc.	105,661	14,561
The Middleby Corp. *	45,427	7,447
Robert Half International, Inc.	41,235	4,708
Science Applications International Corp.	83,037	7,654
TransUnion	50,177	5,185
Watsco, Inc.	33,720	10,273
Westinghouse Air Brake Technologies Corp.	145,548	13,997

Total		208,150

Information Technology (25.1%)
Black Knight, Inc. *	83,740	4,856
CDW Corp.	63,515	11,362
CommScope Holding Co., Inc. *	1,170,200	9,221
Digital Turbine, Inc. *	236,340	10,354
F5, Inc. *	126,311	26,393
Fair Isaac Corp. *	10,538	4,916
Flex, Ltd. *	1,156,993	21,462
Genpact, Ltd.	590,109	25,676
Guidewire Software, Inc. *	119,295	11,288
II-VI, Inc. *	412,177	29,879
Informatica, Inc. *	371,336	7,330
LiveRamp Holdings, Inc. *	179,678	6,718
Lumentum Holdings, Inc. *	240,606	23,483
MKS Instruments, Inc.	133,435	20,015
Nuvei Corp. *	57,747	4,353
Olo, Inc. *	294,277	3,899
Q2 Holdings, Inc. *	128,837	7,943
Shift4 Payments, Inc. *	196,284	12,156
Silicon Laboratories, Inc. *	8,137	1,222
Synaptics, Inc. *	80,233	16,006
Teradata Corp. *	368,666	18,172

Mid Cap Growth Stock Portfolio

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
WEX, Inc. *	166,113	29,643

Total		306,347

Materials (4.6%)
Element Solutions, Inc.	738,245	16,167
FMC Corp.	71,370	9,390
Silgan Holdings, Inc.	258,246	11,939
Steel Dynamics, Inc.	222,745	18,584

Total		56,080

Real Estate (3.2%)
Life Storage, Inc.	79,827	11,210
PS Business Parks, Inc.	32,771	5,508
Redfin Corp. *	182,995	3,301
Rexford Industrial Realty, Inc.	130,647	9,745
STORE Capital Corp.	309,497	9,047

Total		38,811

Utilities (2.7%)
Black Hills Corp.	125,940	9,700
NiSource, Inc.	199,139	6,333
UGI Corp.	460,613	16,683

Total		32,716

Total Common Stocks (Cost: $1,061,878)		1,217,255

Short-Term Investments (0.2%)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	2,312,226	2,312

Total		2,312

Total Short-Term Investments (Cost: $2,312)		2,312

Total Investments (100.0%) (Cost: $1,064,190)@		1,219,567

Other Assets, Less Liabilities (0.0%)		(502)

Net Assets (100.0%)		1,219,065

Mid Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,064,190 and the net unrealized appreciation of investments based on that cost was $155,377 which is comprised of $244,467 aggregate gross unrealized appreciation and $89,090 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,217,255	$—	$—

Short-Term Investments	2,312	—	—

Total Assets:	$1,219,567	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand